CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for doubtful accounts	$ 1,682	$ 1,848	$ 1,131
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	5,000	6,578
Preferred stock, issued (in shares)	0	6,140
Preferred stock, outstanding (in shares)	0	6,140
Preferred stock, aggregate liquidation preference	$ 0	$ 19,436
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	200,000	69,361
Common stock, authorized (in shares)		211,251	209,651
Common stock, issued (in shares)	42,961	25,086
Common stock, issued (in shares)		76,412	75,395
Common stock, outstanding (in shares)	42,961	25,086
Common stock, outstanding (in shares)		76,412	75,395
Series A Preferred Stock [Member]
Preferred stock, par value (in usd per share)		$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)		20,033	20,033
Preferred stock, issued (in shares)		18,702	18,702
Preferred stock, outstanding (in shares)		18,702	18,702
Preferred stock, aggregate liquidation preference		$ 19,436	$ 19,436